IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2022
Text block [abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk

$ millions, as at	2022 Apr. 30	2021 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn	$281,599	$257,709
Undrawn commitments	70,621	71,496
Repo-style transactions	245,333	242,102
Other off-balance sheet	93,201	79,985
OTC derivatives	24,636	20,690
Gross exposure at default (EAD) on business and government portfolios	715,390	671,982
Less: Collateral held for repo-style transactions	228,094	225,399
Net EAD on business and government portfolios	487,296	446,583
Retail portfolios – AIRB approach
Drawn	307,555	295,290
Undrawn commitments	99,281	94,077
Other off-balance sheet	400	367
Gross EAD on retail portfolios	407,236	389,734
Standardized portfolios (1)	94,016	83,989
Securitization exposures – AIRB approach	13,217	10,823
Gross EAD	$1,229,859	$1,156,528
Net EAD	$1,001,765	$931,129
(1)
Includes $79.8 billion relating to business and government loans (October 31, 2021: $73.2 billion), $10.0 billion (October 31, 2021: $6.3 billion) relating to retail portfolios, and $4.2 billion (October 31, 2021: $4.6 billion) relating to securitization exposures. Our business and government loans under the standardized approach consist of $51.7 billion (October 31, 2021: $45.3 billion) to corporates, $25.9 billion (October 31, 2021: $26.3 billion) to sovereigns, and $2.2 billion (October 31, 2021: $1.6 billion) to banks.

Summary of Risk Measurement
The following table shows the rating profile of OTC derivative mark-to-market
(MTM) receivables:

$ billions, as at	2022 Apr. 30		2021 Oct. 31
	Exposure (1)
Investment grade	$13.42	72.8%	$9.87	68.9%
Non-investment grade	4.71	25.5	4.39	30.6
Watch list	0.32	1.7	0.07	0.5
Default	–	–	–	–
Unrated	–	–	–	–
	$18.45	100.0%	$14.33	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Incremental Risk Charge
The following table shows VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.

	As at or for the three months ended								As at or for the six months ended
$ millions				2022 Apr. 30		2022 Jan. 31		2021 Apr. 30	2022 Apr. 30	2021 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$14.8	$4.7	$6.4	$6.9	$13.1	$9.6	$10.3	$7.5	$8.3	$7.1
Credit spread risk	6.2	1.2	1.9	2.3	5.4	8.1	9.4	8.9	5.3	8.5
Equity risk	6.1	3.0	5.2	4.3	3.9	4.8	3.3	3.7	4.6	3.5
Foreign exchange risk	4.3	0.6	1.5	1.8	2.2	2.1	1.1	1.2	1.9	1.4
Commodity risk	4.9	1.3	1.3	2.7	4.5	3.1	1.1	3.1	2.9	3.1
Debt specific risk	2.8	1.8	2.5	2.2	2.7	2.5	3.5	3.5	2.4	3.3
Diversification effect (1)	n/m	n/m	(8.7)	(12.1)	(23.1)	(21.2)	(21.5)	(21.1)	(16.9)	(19.6)
Total VaR (one-day measure)	$10.3	$6.6	$10.1	$8.1	$8.7	$9.0	$7.2	$6.8	$8.5	$7.3
Stressed total VaR (one-day measure)	$44.5	$16.1	$32.5	$26.6	$30.6	$33.2	$27.2	$26.2	$30.0	$26.6
IRC (one-year measure)	$151.3	$115.2	$125.0	$133.3	$142.8	$142.7	$219.8	$199.2	$138.1	$185.9
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Structural Interest Rate Sensitivity - Measures
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at		2022 Apr. 30		2022 Jan. 31		2021 Apr. 30
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$402	$26	$380	$74	$362	$77
Increase (decrease) in EVE	(679)	(321)	(651)	(216)	(608)	(288)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(101)	(9)	(124)	(33)	(148)	(50)
Increase (decrease) in EVE	159	82	142	57	83	27

(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets	(1)
2022	Cash and deposits with banks	$48,020	$–	$48,020	$260	$47,760
Apr. 30	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	125,253	97,078	222,331	126,866	95,465
	Other debt securities	5,596	7,178	12,774	2,553	10,221
	Equities	33,715	26,248	59,963	30,337	29,626
	Canadian government guaranteed National Housing Act mortgage-backed securities	34,533	1,811	36,344	14,862	21,482
	Other liquid assets (2)	16,623	2,827	19,450	10,819	8,631
		$263,740	$135,142	$398,882	$185,697	$213,185
2021	Cash and deposits with banks	$56,997	$–	$56,997	$252	$56,745
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	113,515	100,944	214,459	134,370	80,089
	Other debt securities	5,681	5,510	11,191	1,827	9,364
	Equities	37,855	22,996	60,851	25,133	35,718
	Canadian government guaranteed National Housing Act mortgage-backed securities	36,116	948	37,064	14,677	22,387
	Other liquid assets (2)	12,772	3,927	16,699	7,203	9,496
		$262,936	$134,325	$397,261	$183,462	$213,799
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of our liquidity risk exposure, however this information serves to inform our management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at April 30, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$20,768	$–	$–	$–	$–	$–	$–	$–	$–	$20,768
Interest-bearing deposits with banks	27,252	–	–	–	–	–	–	–	–	27,252
Securities	4,444	6,355	4,962	5,392	5,529	15,734	54,880	39,392	35,585	172,273
Cash collateral on securities borrowed	14,623	–	–	–	–	–	–	–	–	14,623
Securities purchased under resale agreements	41,276	15,498	5,802	799	503	546	–	–	–	64,424
Loans
Residential mortgages	1,605	4,081	11,209	9,685	8,667	42,452	176,199	8,088	–	261,986
Personal	1,249	764	751	850	1,158	496	3,537	5,113	30,051	43,969
Credit card	317	634	950	950	950	3,802	7,484	–	–	15,087
Business and government	10,299	8,203	9,191	9,352	8,376	31,607	66,547	19,158	9,742	172,475
Allowance for credit losses	–	–	–	–	–	–	–	–	(2,823)	(2,823)
Derivative instruments	5,303	6,761	3,471	8,338	2,391	7,284	6,228	6,889	–	46,665
Customers’ liability under acceptances	8,997	2,703	29	5	2	–	–	–	–	11,736
Other assets	–	–	–	–	–	–	–	–	45,713	45,713
	$136,133	$44,999	$36,365	$35,371	$27,576	$101,921	$314,875	$78,640	$118,268	$894,148
October 31, 2021	$133,285	$39,067	$39,932	$35,900	$31,154	$95,910	$276,311	$70,812	$115,312	$837,683
Liabilities
Deposits (2)	$15,802	$37,014	$38,737	$32,610	$45,631	$42,492	$64,284	$17,038	$371,879	$665,487
Obligations related to securities sold short	18,970	–	–	–	–	–	–	–	–	18,970
Cash collateral on securities lent	3,094	–	–	–	–	–	–	–	–	3,094
Obligations related to securities sold under repurchase agreements	56,400	9,154	730	553	–	–	–	–	–	66,837
Derivative instruments	5,352	6,207	3,424	4,616	2,041	5,822	7,910	9,682	–	45,054
Acceptances	9,028	2,703	29	5	2	–	–	–	–	11,767
Other liabilities	26	54	81	58	75	314	648	959	26,486	28,701
Subordinated indebtedness	–	–	–	–	–	–	–	6,291	–	6,291
Equity	–	–	–	–	–	–	–	–	47,947	47,947
	$108,672	$55,132	$43,001	$37,842	$47,749	$48,628	$72,842	$33,970	$446,312	$894,148
October 31, 2021	$114,437	$58,465	$42,381	$43,224	$28,107	$40,038	$54,440	$27,969	$428,622	$837,683
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)
Comprises $225.2 billion (October 31, 2021: $202.2 billion) of personal deposits; $417.8 billion (October 31, 2021: $351.6 billion) of business and government deposits and secured borrowings; and $22.5 billion (October 31, 2021: $17.0 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at April 30, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	(1)	Total
Unutilized credit commitments	$1,598	$13,275	$4,180	$3,734	$6,955	$17,741	$65,878	$2,087	$208,536		$323,984
Securities lending (2)	51,123	4,080	2,941	–	–	–	–	–	–		58,144
Standby and performance letters of credit	3,354	2,392	3,104	4,272	2,658	628	708	159	–		17,275
Backstop liquidity facilities	449	225	1,062	10,211	67	26	–	–	–		12,040
Documentary and commercial letters of credit	19	81	32	13	3	1	26	–	–		175
Other	952	–	–	–	–	–	–	–	–		952
	$57,495	$20,053	$11,319	$18,230	$9,683	$18,396	$66,612	$2,246	$208,536		$412,570
October 31, 2021	$49,440	$28,564	$10,516	$9,343	$7,902	$25,284	$57,866	$3,678	$188,449		$381,042
(1)	Includes $161.2 billion (October 31, 2021: $141.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $3.1 billion (October 31, 2021: $2.5 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs	The following table provides the contractual maturities of other off-balance
sheet contractual obligations affecting our funding needs:

$ millions, as at April 30, 2022	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$78	$219	$175	$197	$232	$570	$757	$60	$2,288
Future lease commitments (2)	–	1	1	1	1	5	69	589	667
Investment commitments	–	–	1	1	10	–	17	386	415
Underwriting commitments	68	–	–	–	–	–	–	–	68
Pension contributions (3)	–	–	–	–	–	–	–	–	–
	$146	$220	$177	$199	$243	$575	$843	$1,035	$3,438
October 31, 2021 (2)	$414	$176	$221	$320	$185	$483	$735	$1,187	$3,721
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Excludes lease obligations that are accounted for under IFRS 16, which are typically recognized on the consolidated balance sheet, and operating and tax expenses relating to lease commitments. The table includes lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use
asset.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the remaining annual period ending October 31, 2022 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.

Schedule of Loans Past Due But Not Impaired

$ millions, as at			2022 Apr. 30	2021 Oct. 31
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$673	$–	$673	$703
Personal	181	–	181	146
Credit card (1)	197	96	293	203
Business and government	172	–	172	162
	$1,223	$96	$1,319	$1,214
(1) For the acquired Canadian Costco credit card portfolio, the credit cards were transferred in the aging category that applied at the time of acquisition and have continued to age to the extent a payment has not been made.